Quarterly Report
February 28, 2025
MFS®  Growth Fund
MEG-Q1

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.3%
General Electric Co.	2,054,177	$425,173,556
Howmet Aerospace, Inc.	4,502,494	615,040,680
		$1,040,214,236
Apparel Manufacturers – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	449,897	$326,887,253
Automotive – 1.3%
Tesla, Inc. (a)	2,001,461	$586,388,044
Broadcasting – 3.7%
Netflix, Inc. (a)	915,797	$897,993,906
Spotify Technology S.A. (a)	1,297,864	789,114,291
		$1,687,108,197
Brokerage & Asset Managers – 3.2%
Apollo Global Management, Inc.	1,881,960	$280,920,169
Ares Management Co.	2,264,995	387,178,245
KKR & Co., Inc.	5,721,109	775,725,170
		$1,443,823,584
Business Services – 4.3%
Accenture PLC, “A”	673,862	$234,840,907
CoStar Group, Inc. (a)	2,771,716	211,343,345
Fiserv, Inc. (a)	1,653,896	389,806,748
MSCI, Inc.	334,497	197,523,824
TransUnion	4,916,047	454,390,224
Verisk Analytics, Inc., “A”	1,618,292	480,487,078
		$1,968,392,126
Computer Software – 17.2%
AppLovin Corp. (a)	251,883	$82,048,368
Atlassian Corp. (a)	1,900,646	540,277,632
Autodesk, Inc. (a)	2,082,495	571,040,954
Cadence Design Systems, Inc. (a)	1,077,271	269,856,386
CrowdStrike Holdings, Inc. (a)	278,617	108,565,900
Datadog, Inc., “A” (a)	1,396,977	162,817,669
Guidewire Software, Inc. (a)	813,163	163,705,975
HubSpot, Inc. (a)	61,552	44,563,033
Microsoft Corp.	12,103,741	4,805,064,140
Salesforce, Inc.	1,497,472	446,022,035
ServiceNow, Inc. (a)	523,569	486,793,513
Synopsys, Inc. (a)	475,032	217,222,633
		$7,897,978,238
Computer Software - Systems – 6.6%
Apple, Inc.	10,960,071	$2,650,583,571
Block, Inc., “A” (a)	2,009,490	131,219,697
Shopify, Inc. (a)	2,231,093	249,882,416
		$3,031,685,684
Construction – 1.0%
Vulcan Materials Co.	1,923,643	$475,736,150
Consumer Products – 0.2%
Colgate-Palmolive Co.	937,370	$85,460,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.6%
Amphenol Corp., “A”	8,889,674	$592,052,288
Vertiv Holdings Co.	1,544,371	146,977,788
		$739,030,076
Electronics – 10.6%
ASML Holding N.V., ADR	376,794	$267,177,090
Broadcom, Inc.	1,036,161	206,641,588
KLA Corp.	264,705	187,633,492
Marvell Technology, Inc.	3,132,065	287,586,208
NVIDIA Corp.	28,968,658	3,618,764,757
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,691,301	305,330,570
		$4,873,133,705
Energy - Renewables – 0.9%
GE Vernova, Inc.	1,208,581	$405,092,179
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	2,278,825	$603,797,472
Insurance – 0.8%
Arthur J. Gallagher & Co.	1,050,878	$354,923,536
Interactive Media Services – 12.5%
Alphabet, Inc., “A”	13,667,521	$2,327,305,476
Meta Platforms, Inc., “A”	5,117,310	3,419,386,542
		$5,746,692,018
Internet – 0.8%
Gartner, Inc. (a)	716,052	$356,823,033
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	1,826,258	$387,130,171
Machinery & Tools – 1.8%
Eaton Corp. PLC	1,840,133	$539,747,811
Trane Technologies PLC	830,671	293,808,333
		$833,556,144
Major Banks – 0.5%
Goldman Sachs Group, Inc.	383,860	$238,872,239
Medical & Health Technology & Services – 0.4%
Veeva Systems, Inc. (a)	834,306	$187,001,347
Medical Equipment – 5.1%
Abbott Laboratories	1,467,205	$202,488,962
Boston Scientific Corp. (a)	7,893,107	819,225,576
Danaher Corp.	1,001,709	208,115,062
Intuitive Surgical, Inc. (a)	769,250	440,895,637
Medtronic PLC	1,571,331	144,593,879
Thermo Fisher Scientific, Inc.	974,673	515,563,030
		$2,330,882,146
Natural Gas - Pipeline – 1.0%
Cheniere Energy, Inc.	1,957,305	$447,361,631

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.9%
Mastercard, Inc., “A”	2,966,265	$1,709,488,182
Moody's Corp.	326,959	164,767,718
Visa, Inc., “A”	2,334,967	846,915,881
		$2,721,171,781
Pharmaceuticals – 2.0%
Eli Lilly & Co.	542,798	$499,716,123
Vertex Pharmaceuticals, Inc. (a)	903,500	433,490,265
		$933,206,388
Real Estate – 0.3%
CBRE Group, Inc., “A” (a)	994,295	$141,130,232
Restaurants – 0.4%
Chipotle Mexican Grill, Inc., “A” (a)	3,580,582	$193,244,010
Specialty Chemicals – 1.0%
Linde PLC	1,003,606	$468,734,182
Specialty Stores – 8.3%
Amazon.com, Inc. (a)	16,629,332	$3,530,074,597
O'Reilly Automotive, Inc. (a)	196,692	270,183,999
		$3,800,258,596
Tobacco – 1.2%
Philip Morris International, Inc.	3,510,353	$545,087,614
Utilities - Electric Power – 0.9%
NextEra Energy, Inc.	1,034,031	$72,557,955
Vistra Corp.	2,561,375	342,353,383
		$414,911,338
Total Common Stocks		$45,265,713,373
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.38% (v)	556,137,923	$556,193,537

Other Assets, Less Liabilities – 0.1%		30,779,401
Net Assets – 100.0%		$45,852,686,311
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $556,193,537 and $45,265,713,373, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$43,327,321,753	$—	$—	$43,327,321,753
Sweden	789,114,291	—	—	789,114,291
France	—	326,887,253	—	326,887,253
Taiwan	305,330,570	—	—	305,330,570
Netherlands	267,177,090	—	—	267,177,090
Canada	249,882,416	—	—	249,882,416
Investment Companies	556,193,537	—	—	556,193,537
Total	$45,495,019,657	$326,887,253	$—	$45,821,906,910
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$184,135,200	$1,688,161,008	$1,316,106,171	$3,500	$—	$556,193,537
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,370,402	$—